GOING CONCERN (Details Narrative) - CAD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Significant income losses	$ 144,553	$ 13,759	$ 67,580	$ (48,820)	$ (125,036)	$ (1,044,863)
Deficit	28,558,590			28,414,037	28,365,217
Working capital deficiency	$ 767,962			$ 719,054	$ 825,243